INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
INCOME TAX EXPENSE

12. INCOME TAX EXPENSE

PRC

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development (“R&D”) activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).

Cayman Islands

Gracell Biotechnologies Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Gracell Biotechnologies Inc. is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Gracell BVI is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Gracell BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by Gracell BVI to its shareholders, no British Virgin Islands withholding tax is imposed.

United States

Gracell Biopharmaceuticals, Inc. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Gracell Biopharmaceuticals, Inc. is also subject to state income tax in California of 8.84%. Dividends payable by an U.S. entity, to non-U.S. resident enterprises shall be subject to 30% withholding tax, unless the respective non-U.S. resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with U.S. that provides for a reduced withholding tax rate or an exemption from withholding tax.

Hong Kong

Gracell HK is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the three years ended December 31, 2022, Gracell HK did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Gracell HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

12. INCOME TAX EXPENSE (CONTINUED)

Hong Kong (Continued)

Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Loss before income tax	(211,900)	(451,754)	(607,487)	(88,077)
Income tax computed at respective applicable tax rate	(48,607)	(94,531)	(138,079)	(20,020)
Research and development super-deduction	(22,121)	(44,646)	(65,299)	(9,467)
Non-deductible expenses	100	193	142	21
Changes in valuation allowance	70,628	138,984	203,258	29,469
Income tax expense	—	—	22	3

Deferred tax assets

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	For the years ended
	December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Deferred tax assets:
Net operating loss carry forward	274,502	441,456	64,005
Capitalized research and development expenses	—	21,630	3,136
Accrued expenses	—	10,482	1,520
Capitalized Inventory	4,361	5,624	816
Depreciation and amortization of property, equipment and software	2,075	2,430	352
Others	1,843	4,417	640
Gross deferred tax assets	282,781	486,039	70,469
Less: valuation allowance	(282,781)	(486,039)	(70,469)
Total deferred tax assets, net	—	—	—

Movement of the valuation allowance is as follows:

	For the years ended
	December 31,
	2020	2021	2022
		RMB	RMB	US$
				(Note 2)
Balance as of January 1	73,169	143,797	282,781	40,999
Addition	70,628	138,984	203,258	29,470
Balance as of December 31	143,797	282,781	486,039	70,469

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

12. INCOME TAX EXPENSE (CONTINUED)

Deferred tax assets (Continued)

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2021 and 2022.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.